Short-Term Investment (Details) - Schedule of Investment Income - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss) Gain from sales of short-term investments:
Trading securities	$ (30,848)	$ 3,945	$ 46,492
Held-to-maturity debt securities		17,189	32,093
Unrealized holding income:
Trading securities	(2,722)	82,241	20,989
Held-to-maturity debt securities	14,207
Net investment (loss) income	$ (19,363)	$ 103,375	$ 99,574